QUARTERLY RESULTS OF OPERATIONS (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (Unaudited)

NOTE 13 – QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following table presents unaudited quarterly interim financial information for the Corporation for the years ended December 31, 2011 and 2010 (dollars in thousands, except per share amount):

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,461	$9,680	$9,541	$9,286	$37,968
Interest expense	1,372	1,255	1,179	1,136	4,942
Net interest income	8,089	8,425	8,362	8,150	33,026
Provision for possible loan losses
(recoveries), net	725	750	750	900	3,125
Noninterest expenses, net of
noninterest income	5,494	5,358	4,687	4,599	20,138
Income before income taxes	1,870	2,317	2,925	2,651	9,763
Income taxes	325	306	632	272	1,535
Net income	$1,545	$2,011	$2,293	$2,379	$8,228
Basic earnings per share	$0.29	$0.37	$0.43	$0.44	$1.53
Weighted average shares outstanding per quarter	5,427,650	5,392,760	5,380,000	5,374,531	5,393,765
	First	Second	Third	Fourth
2010	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$10,019	$10,174	$9,563	$9,853	$39,609
Interest expense	1,927	1,785	1,715	1,574	7,001
Net interest income	8,092	8,389	7,848	8,279	32,608
Provision for possible loan losses
(recoveries), net	1,086	405	-	405	1,896
Noninterest expenses, net of
noninterest income	5,882	5,848	5,544	5,229	22,503
Income before income taxes	1,124	2,136	2,304	2,645	8,209
Income taxes	(68)	196	478	397	1,003
Net income	$1,192	$ ,940	$1,826	$2,248	$7,206
Basic earnings per share	$0.22	$0.35	$0.33	$0.41	$1.31
Weighted average shares outstanding per quarter	5,504,030	5,487,729	5,487,713	5,465,664	5,486,183